CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 693.6	$ 717.3	$ 649.8
Cash flow hedges:
(Loss) gain on valuation of derivative financial instruments	(17.1)	50.6	(6.7)
Deferred income taxes	4.9	(2.7)	(4.2)
Defined benefit plans:
Re-measurement loss	(61.0)	(47.3)	(12.7)
Deferred income taxes	16.2	12.7	3.4
Other comprehensive income (loss)	(57.0)	13.3	(20.2)
Comprehensive income from continuing operations	636.6	730.6	629.6
Income from discontinued operations	34.8	115.9	3.9
Comprehensive income	671.4	846.5	633.5
Comprehensive income from continuing operations attributable to
Shareholder	636.5	730.5	629.6
Non-controlling interests	0.1	0.1
Comprehensive income attributable to
Shareholder	671.3	846.4	$ 633.5
Non-controlling interests	$ 0.1	$ 0.1